Real Estate Investments (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Real Estate [Abstract]
2013	$ 117,087
2014	117,632
2015	118,139
2016	118,771
2017	119,650
Thereafter	905,526
Total	$ 1,496,805